Financial Risk Management Objectives and Policies (Details Textual)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial Risk Management Objectives and Policies (Textual)
Percentage of USD/AUD exchange rate	3.30%	6.90%